Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Operating Activities:
Net Income	$ 207,079,000	$ 147,081,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	536,652,000	513,487,000
Investment in equity method investees, net	(10,722,000)	25,193,000
Change in deferred taxes, net	(103,203,000)	1,657,000
(Gain) loss on sale of investments	5,177,000	(3,273,000)
Stock Option Compensation Expense	5,902,000	3,804,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	273,337,000	102,147,000
Inventories, net	265,595,000	132,705,000
Prepaid expenses, other current and non-current assets	(284,717,000)	(117,957,000)
Accounts receivable, related parties	(31,244,000)	98,944,000
Accounts payable, related parties	70,428,000	117,115,000
Accounts payable, accrued expenses and other current and non-current liabilities	247,618,000	51,646,000
Income tax payable	(26,518,000)	(83,544,000)
Net cash provided by (used in) operating activities	1,411,724,000	1,273,820,000
Investing Activities:
Purchases of property, plant and equipment	647,350,000	646,371,000
Proceeds from sale of property, plant and equipment	11,167,000	7,632,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	165,694,000	1,048,711,000
Proceeds from divestitures	42,513,000	3,661,000
Net cash (used in) provided by investing activities	(759,364,000)	(1,683,789,000)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	211,027,000	170,479,000
Repayments of short-term borrowings and other financial liabilities	236,295,000	141,361,000
Proceeds from short-term borrowings from related parties	59,063,000	309,730,000
Repayments of short-term borrowings from related parties		56,762,000
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $178,593 in 2012 and $127,854 in 2011)	5,972,000	1,616,470,000
Repayments of long-term debt and capital lease obligations	264,693,000	1,118,729,000
Increase (decrease) of accounts receivable securitization program	45,750,000	94,000,000
Proceeds from exercise of stock options	67,234,000	86,403,000
Payment of dividends [N]	263,244,000	317,903,000
Distributions to Noncontrolling interests	(201,884,000)	(177,810,000)
Contributions from noncontrolling interests	34,299,000	31,497,000
Net cash (used in) provided by financing activities	(634,271,000)	308,014,000
Effect of exchange rate changes on cash and cash equivalents	(30,567,000)	6,682,000
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(12,478,000)	(95,273,000)
Cash and cash equivalents at beginning of period	633,855,000
Cash and cash equivalents at end of period	$ 621,377,000	$ 587,504,000